UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
            Washington, D.C.  20549

                    Form 13F

               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here is Amendment [     ];  Amendment Number: ________
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings
             					entries.
Institutional Investment Manager Filing this Report:

Name:	McKEE INVESTMENT MANAGEMENT COMPANY
Address:  345 California Street Suite 1175
          San Francisco, CA  94104

Form 13F File Number:  28-2598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name:     Barry P. Julien
Title:    President
Phone:    415-956-0607

Signature, Place, and Date of Signing:

Barry P. Julien  San Francisco, California   February 10, 2000

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.

[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total:  $133,831
			                 (thousands)

List of Other Included Managers:
None

                                        FORM 13F INFORMATION TABLE
 Item 1:        Item 2: Item 3: Item 4:  Item 5:  Item 6:  Item 7:   Item 8:
                Title of        Mkt Val  Shs/  SH/ Invt  Other Votg Auth(Shs)
Name of Issuer   Class   CUSIP  (x$1000) PR Amt PR  DiscrMgrs Sole Sh Non

American Elect Pwr COM  025537101    1850   57600 SH  SOLE      0   0  57600
AGL Resources      COM  001204106     156    9200 SH  SOLE      0   0   9200
Ameren Corporation COM  023608102    3603  110000 SH  SOLE      0   0 110000
Constellation EneryCOM  210371100     725   25000 SH  SOLE      0   0  25000
Carolina Pwr & Lt  COM  144141108    1218   40000 SH  SOLE      0   0  40000
Central & SouthwestCOM  152357109    1200   60000 SH  SOLE      0   0  60000
CINergy            COM  172474108    6719  280700 SH  SOLE 160700   0 120000
CMS Energy         COM  125986100    6843  219400 SH  SOLE 219400   0      0
Conectiv Inc.      COM  206829103    1572   93500 SH  SOLE      0   0  93500
Conectiv Inc. Cl A COM  206829202     185    6250 SH  SOLE      0   0   6250
Consolidated Edis  COM  209111103    2243   65000 SH  SOLE      0   0  65000
DPL Inc.           COM  233293109    2597  150000 SH  SOLE      0   0 150000
DQE, Inc.          COM  23329J104    3116   90000 SH  SOLE      0   0  90000
Dominion Resources COM  257470104    2434   62000 SH  SOLE      0   0  62000
Duke Energy        COM  264399106    5727  114250 SH  SOLE  64250   0  50000
Edison Int'l       COM  281020107    2409   92000 SH  SOLE      0   0  92000
Energy East Corp.  COM  29266M109     783   37600 SH  SOLE      0   0  37600
Entergy Corp.      COM  29364G103    1931   75000 SH  SOLE      0   0  75000
FPL Group Inc.     COM  302571104    1498   35000 SH  SOLE      0   0  35000
GTE Corp.          COM  362320103     706   10000 SH  SOLE      0   0  10000
GPU Inc.           COM  36225X100    6480  217800 SH  SOLE 157800   0  60000
Hawaiian Electric  COM  419870100    2166   75000 SH  SOLE      0   0  75000
Illinova Corp.     COM  452317100     869   25000 SH  SOLE      0   0  25000
Inter'l Bus. Mach  COM  459200101    6473   60000 SH  SOLE      0   0  60000
IPALCO Enterprises COM  462613100    2048  120000 SH  SOLE      0   0 120000
Kansas City P&L    COM  485134100    6522  295600 SH  SOLE 189600   0 106000
LGE Energy         COM  501917108    1046   60000 SH  SOLE      0   0  60000
NiSOURCE           COM  65473P105    7445  416500 SH  SOLE 266500   0 150000
New Cent. Energies COM  64352U103    8065  265500 SH  SOLE 205500   0  60000
New England Elect  COM  644001109    2846   55000 SH  SOLE      0   0  55000
Northeast Utiliti  COM  664397106     823   40000 SH  SOLE      0   0  40000
Northern State Pwr COM  665772109     585   30000 SH  SOLE      0   0  30000


  COLUMN TOTALS                     92880 3292900



Item 1:     Item 2: Item 3: Item 4: Item 5: Item 6:  Item 7:  Item 8:
               Title of       Mkt Val  Shs/  SH/ Invt  Other  Votg Auth (Shs)
Name of Issuer  Class  CUSIP  (x$1000) Pr Amt PR  Discr Mgrs Sole Share None

PG&E Corporation   COM  69331C108   3075  150000 SH  SOLE      0   0 150000
PP&L Resources     COM  693499105    455   19903 SH  SOLE      0   0  19903
PECO Energy        COM  693304107   4844  139400 SH  SOLE  39400   0 100000
Pinnacle West Cap  COM  723484101     24     800 SH  SOLE      0   0    800
Public Svc Enterp. COM  744573106   1567   45000 SH  SOLE      0   0  45000
Reliant Energy     COM  75952J108   1249   54600 SH  SOLE      0   0  54600
SCANA              COM  805898103    806   30000 SH  SOLE      0   0  30000
Sempra Energy      COM  816851109   2085  120000 SH  SOLE      0   0 120000
Southern Company   COM  842587107   2350  100000 SH  SOLE      0   0 100000
SIGCORP            COM  826912107    303   13332 SH  SOLE      0   0  13332
TECO Energy, Inc.  COM  872375100   5383  290000 SH  SOLE 220000   0  70000
TXU Inc.           COM  882848104   9328  262300 SH  SOLE 202300   0  60000
Unisource Energy   COM  909205106     36    3200 SH  SOLE      0   0   3200
U.S. West          COM  912889102   3384   47000 SH  SOLE      0   0  47000
UtiliCorp United   COM  918005109   1749   90000 SH  SOLE      0   0  90000
Western Resources  COM  959425109    360   21279 SH  SOLE      0   0  21279
WPS Resources      COM  92931B106   1256   50000 SH  SOLE      0   0  50000
Wisconsin Energy   COM  976657106   2695  140000 SH  SOLE      0   0 140000




COLUMN TOTALS                      40951 1576814

AGGREGATE TOTAL                   133831 4869714
